UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ];           Amendment Number:
  This Amendment (Check only one):
      [   ] is a restatement.
      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Sienna Group, LLC
Address: c/o Freestone Capital Management, LLC
         1918 Eighth Avenue, Suite 3400
         Seattle, Washington 98101

Form 13F File Number: 028-13896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Scott Svenson
Title:  Manager of Sienna Management, LLC, Its Manager
Phone:  (206) 398-1100

Signature, Place, and Date of Signing:


/s/Scott Svenson        Seattle, Washington    November 15, 2010
[Signature]             [City, State]          [Date]


Report Type (Check only one.):

[    ]   13F HOLDINGS REPORT.

[ x  ]   13F NOTICE.

[    ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number: 028-13898
Name: Scott Svenson